SCOPE OF CONSOLIDATION - Investment in Associates and Joint Arrangements (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Basis Of Consolidation [Abstract]
Joint ventures	$ 6,372,000,000	$ 6,087,000,000
Associates	3,060,000,000	2,985,000,000
Individually immaterial joint ventures and associates	1,333,000,000	1,247,000,000
Total	$ 10,765,000,000	$ 10,319,000,000
Threshold aggregate of individually immaterial joint ventures and associates (in percent)	20.00%	20.00%
Threshold carrying amount of individually immaterial joint ventures and associates	$ 150,000,000	$ 150,000,000